Shareholders' Equity - Schedule of Stock Warrants Activity (Details)	3 Months Ended
Mar. 31, 2018 $ / shares shares
Equity [Abstract]
Number of warrants balance, beginning of period | shares	1,756,360
Number of warrants, granted | shares
Number of warrants, exercised | shares	(856,360)
Number of warrants, expired or forfeited | shares
Number of warrants, balance end of period | shares	900,000
Number of warrants, exercisable | shares	900,000
Weighted Average Exercise Price balance, beginning of period | $ / shares	$ 1.10
Weighted Average Exercise Price, granted | $ / shares
Weighted Average Exercise Price, exercised | $ / shares	1.10
Weighted Average Exercise Price, expired or forfeited | $ / shares
Weighted Average Exercise Price balance, end of period | $ / shares	1.10
Weighted Average Exercise Price, exercisable | $ / shares	$ 1.10